Right-of-Use Assets and Lease Liabilities (Schedule of Right-of-Use Assets) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2017 and 2018
At December 31, 2019	730,809
Office Leases [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2017 and 2018
Adjustment on initial adoption of IFRS 16 (Note 2)	934,659
At December 31, 2019	934,659
Office Leases [Member] | Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2017 and 2018
Charge for the year	203,850
At December 31, 2019	203,850
Office Leases [Member] | Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At December 31, 2017 and 2018
At December 31, 2019	$ 730,809